Property, Plant and Equipment (Tables)	6 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Hotel properties	Computer equipment	Total
	US$	US$	US$
COST
As of May 1, 2020	—	—	—
Acquisition of subsidiaries (note 14(b))	—	4	4
Additions	—	22	22
As of April 30, 2021	—	26	26
Additions	—	6	6
Exchange realignment	—	(1)	(1)
As of April 30, 2022	—	31	31
Additions	—	2	2
Acquired on acquisition of subsidiaries (note 14(a))	135,592	—	135,592
Reclassified as held for sale (note 15)	—	(9)	(9)
Exchange realignment	(1,102)	—	(1,102)
As of April 30, 2023	134,490	24	134,514
Additions	17	—	17
Disposal of subsidiaries	—	(2)	(2)
Reclassified as held for sale (note 15)	(63,575)	—	(63,575)
Exchange realignment	(502)	—	(502)
As of October 31, 2023	70,430	22	70,452
ACCUMULATED DEPRECIATION
As of May 1, 2020	—	—	—
Provided for the year	—	6	6
As of April 30, 2021	—	6	6
Provided for the year	—	9	9
As of April 30, 2022	—	15	15
Provided for the year	469	10	479
Reclassified as held for sale (note 15)	—	(6)	(6)
Exchange realignment	—	(1)	(1)
As of April 30, 2023	469	18	487
Provided for the period	995	3	998
Disposal of subsidiaries	—	(1)	(1)
Reclassified as held for sale	(625)	—	(625)
Exchange realignment	—	1	1
As of October 31, 2023	839	21	860
CARRYING VALUES
As of April 30, 2021	—	20	20
As of April 30, 2022	—	16	16
As of April 30, 2023	134,021	6	134,027
As of October 31, 2023	69,591	1	69,592

The property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer equipment	5 years
Hotel properties	Over the shorter of the useful life ranged 40-75 years and the remaining lease terms